SEC Registration Nos.
Nos. 811-09877 and 333-34122

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 27	XX
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

Amendment No.29	XX
Calvert Social Index Series, Inc.
(Exact Name of Registrant as Specified in Charter)
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
Registrant's Telephone Number: (301) 951-4800
William M. Tartikoff
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

EXPLANATORY NOTE
This Post-Effective Amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information filed as part of the Post-Effective Amendment No. 26 to this Registration Statement, as filed on January 30, 2015.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 17th day of February 2015.
CALVERT SOCIAL INDEX SERIES, INC.
BY:
___________**_________________
John H. Streur, Jr.
President and Director

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 13th day of February 2014, by the following persons in the capacities indicated.

Signature	Title
__________**____________	DIRECTOR
D. WAYNE SILBY
__________**____________	DIRECTOR
JOHN G. GUFFEY, JR.
__________**____________ JOHN H. STREUR, JR.	PRESIDENT AND DIRECTOR
__________**____________	ASSISTANT TREASURER
ROBERT J. ENDERSON
__________**____________	DIRECTOR
REBECCA L. ADAMSON
__________**____________	DIRECTOR
RICHARD L. BAIRD, JR.
__________**_____________	DIRECTOR
JOY V. JONES
__________**____________	DIRECTOR
TERRENCE J. MOLLNER
__________**____________	DIRECTOR
SYDNEY A. MORRIS
__________**____________	DIRECTOR
MILES D. HARPER, III

**By: /s/ Lancelot A. King
                 Lancelot A. King
Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Power of Attorney Forms, incorporated by reference to Registrant's Post-Effective Amendment No. 26, January 30, 2015, Accession Number 0001105446-15-000003.

Calvert Social Index Series, Inc.
Post-Effective Amendment No. 27
Registration No. 333-34122
EXHIBIT INDEX

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Calculation Linkbase Document	EX-101.cal

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def

XBRL Taxonomy Extension Calculation Linkbase	Ex-101.cal